Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	waf_SupplementTextBlock	WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JUNE 20, 2014
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MARCH 1, 2014, OF
WESTERN ASSET MACRO OPPORTUNITIES FUND AND WESTERN ASSET ASIAN OPPORTUNITIES FUND
Footnote 2 to the table in each fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund – Annual fund operating expenses" is deleted.
Western Asset Asian Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf_SupplementTextBlock	WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JUNE 20, 2014
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MARCH 1, 2014, OF
WESTERN ASSET ASIAN OPPORTUNITIES FUND
Footnote 2 to the table in each fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund – Annual fund operating expenses" is deleted.
Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf_SupplementTextBlock	WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JUNE 20, 2014
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MARCH 1, 2014, OF
WESTERN ASSET MACRO OPPORTUNITIES FUND
Footnote 2 to the table in each fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund – Annual fund operating expenses" is deleted.